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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:                    March 31, 2000
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Check here if Amendment         [ ];          Amendment Number:
                                                               -----------------

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    C & O Funds Advisor, Inc.
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Address: Suite 150
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         6200 The Corners Parkway
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         Norcross, Georgia 30092
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Form 13F File Number:  28-3468
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael B. Orkin
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Title:   President
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Phone:   (678) 533-7850
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Signature, Place and Date of Signing:

/s/ Michael B. Orkin              Norcross, Georgia               May 8, 2000
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      [Signature]                   [City, State]                    [Date]

Report Type  (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report by other reporting managers(s))

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
28-2699                             Caldwell & Orkin, Inc.